STAPLED UNITHOLDERS' EQUITY - Stapled Units (Details)	Jan. 03, 2013 shares
Granite REIT
Disclosure of detailed information about business combination
Number of Units per Stapled Unit (in units)	1
Granite GP
Disclosure of detailed information about business combination
Number of Common Shares per Stapled Unit (in shares)	1